FINANCIAL INSTRUMENTS - Interest Rate Swap Agreements (Details) - Interest rate risk - Qualifying cash flow hedges - Interest rate swap agreements - USD ($) $ in Thousands	Aug. 20, 2018	Jun. 08, 2017
Disclosure of detailed information about hedging instruments [line items]
Notional amount $	$ 60,000	$ 40,000
Fixed interest rate paid %	2.045%	1.79%